Risks and Uncertainties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Outstanding borrowings			$ 234,149		$ 353,114
RMB [Member]
Outstanding borrowings			$ 1,590,000		$ 2,500,000
Minimum [Member]
Line of credit facility, interest rate					4.84%
Minimum [Member] | Dongguan Agricultural Bank of China [Member]
Line of credit facility, interest rate			4.84%
Maximum [Member]
Line of credit facility, interest rate					6.96%
Maximum [Member] | Dongguan Agricultural Bank of China [Member]
Line of credit facility, interest rate			6.96%
Five Largest Customers [Member]
Percentage of sales	93.60%	54.50%	86.80%	34.60%
Two Customers [Member] | Minimum [Member]
Percentage of sales	10.00%		10.00%
Customer One [Member] | Garments [Member]
Percentage of sales	13.70%		14.70%
Customer Two [Member] | Epidemic Prevention Supplies [Member]
Percentage of sales	74.90%		59.30%
Five Largest Suppliers [Member]
Percentage of inventory purchase	99.60%	88.40%	97.20%	74.50%	92.70%	39.00%